Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies [Line Items]
Percentage of credit markers due from customers residing outside of the United States	70.00%		70.00%		75.00%
Adjustment effect in operating income	$ 9,600,000		$ 9,600,000
Adjustment effect in net loss	9,600,000		9,600,000
Provision for doubtful accounts	345,000	(3,772,000)	(4,018,000)	(8,524,000)	(20,332,000)	(15,729,000)	(12,438,000)
Gaming tax expenses	7,400,000	11,300,000	18,400,000	25,100,000	43,900,000	37,700,000	36,500,000
Total advertising costs	5,800,000	3,300,000	9,700,000	6,200,000	16,300,000	14,700,000	17,300,000
Stock-based compensation			2,699,000	4,424,000	7,437,000	11,278,000	8,370,000
Percentage of ownership in joint ventures	50.00%		50.00%		50.00%
Interest capitalized					0	0	600,000
Amount amortized to interest expense					$ 6,100,000	$ 7,700,000	$ 9,300,000
Credit Concentration Risk
Summary of Significant Accounting Policies [Line Items]
Percentage of credit markers due from customers residing outside of the United States					76.00%	75.00%